FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06242

                     Adjustable Rate Securities Portfolios
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1. Schedule of Investments.

50 | Quarterly Statements of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO PRINCIPAL AMOUNT VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES 91.4%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) 21.0%
FHLMC, 3.563%, 5/01/20................................................................   $     3,188,791       $  3,277,205
FHLMC, 3.604%, 12/01/19...............................................................         4,180,823          4,286,055
FHLMC, 3.605%, 7/01/18................................................................           327,688            336,207
FHLMC, 3.631%, 6/01/29................................................................         4,925,588          5,050,246
FHLMC, 3.684%, 3/01/19................................................................           155,517            160,380
FHLMC, 3.713%, 4/01/29................................................................         2,800,075          2,871,461
FHLMC, 3.721%, 4/01/19................................................................         1,609,890          1,647,080
FHLMC, 3.728%, 10/01/29...............................................................           329,294            337,007
FHLMC, 3.768%, 1/01/23................................................................         1,003,394          1,021,641
FHLMC, 3.775%, 8/01/27................................................................         2,756,625          2,848,708
FHLMC, 3.802%, 10/01/24...............................................................         2,378,443          2,459,208
FHLMC, 3.817%, 5/01/25................................................................           680,554            703,054
FHLMC, 3.832%, 3/01/18 - 9/01/19......................................................         1,278,189          1,318,460
FHLMC, 3.853%, 11/01/29...............................................................         7,743,606          8,026,270
FHLMC, 3.855%, 2/01/19................................................................           339,990            347,067
FHLMC, 3.873%, 9/01/18................................................................         1,783,788          1,833,434
FHLMC, 3.875%, 11/01/16...............................................................           890,237            910,441
FHLMC, 3.886%, 11/01/25...............................................................         8,544,568          8,624,535
FHLMC, 3.887%, 4/01/30................................................................           436,816            450,545
FHLMC, 3.941%, 9/01/27................................................................           537,224            554,283
FHLMC, 3.956%, 7/01/20................................................................           242,913            251,173
FHLMC, 3.998%, 1/01/23................................................................         8,305,337          8,569,565
FHLMC, 4.013%, 12/01/16...............................................................           550,940            565,697
FHLMC, 4.048%, 11/01/25...............................................................         1,919,172          1,979,708
FHLMC, 4.053%, 4/01/18................................................................         1,442,760          1,480,631
FHLMC, 4.068%, 2/01/33................................................................         3,026,015          3,117,145
FHLMC, 4.078%, 10/01/25...............................................................         1,237,503          1,264,668
FHLMC, 4.081%, 8/01/30................................................................         6,533,667          6,743,247
FHLMC, 4.161%, 12/01/30...............................................................         3,261,844          3,365,317
FHLMC, 4.175%, 11/01/19...............................................................           123,594            126,800
FHLMC, 4.175%, 6/01/26................................................................         7,056,771          7,248,034
FHLMC, 4.243%, 10/01/18...............................................................           273,467            282,035
FHLMC, 4.313%, 3/01/32................................................................           968,164            981,570
FHLMC, 4.358%, 11/01/29...............................................................         2,204,356          2,276,855
FHLMC, 4.428%, 4/01/25................................................................         2,615,955          2,691,816
FHLMC, 4.679%, 4/01/25................................................................         3,057,205          3,094,274
FHLMC, 4.702%, 12/01/28...............................................................         1,032,899          1,071,389
FHLMC, 4.755%, 6/01/26................................................................           609,578            628,887
FHLMC, 5.316%, 8/01/32................................................................         6,913,005          7,058,499
FHLMC, 5.464%, 8/01/32................................................................         2,761,529          2,807,507
FHLMC, 5.508%, 5/01/32................................................................         1,167,005          1,202,188
FHLMC, 5.522%, 7/01/27................................................................           724,992            741,508
FHLMC, 5.539%, 5/01/32................................................................         5,146,596          5,291,162
FHLMC, 5.647%, 11/01/35...............................................................         1,029,833          1,061,610
FHLMC, 5.661%, 9/01/32................................................................         2,788,580          2,856,980


                                         Quarterly Statement of Investments | 51

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO PRINCIPAL AMOUNT VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (CONT.)
FHLMC, 5.967%, 9/01/31................................................................   $     1,707,630       $  1,748,908
FHLMC, 6.03%, 7/01/29.................................................................           839,023            882,350
FHLMC, 6.06%, 8/01/29.................................................................         5,846,771          5,999,025
FHLMC, 6.077%, 8/01/31................................................................           684,771            702,194
FHLMC, 6.153%, 9/01/31................................................................         1,441,214          1,494,482
FHLMC, 6.231%, 8/01/31................................................................           507,898            520,473
FHLMC, 6.673%, 5/01/26................................................................           531,742            543,973
FHLMC, 6.932%, 12/01/21...............................................................           107,162            106,291
FHLMC, 7.594%, 8/01/30................................................................           592,612            599,472
FHLMC, 7.744%, 12/01/27...............................................................           133,029            137,023
                                                                                                               ------------
                                                                                                                126,555,743
                                                                                                               ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 50.0%
FNMA, 3.05%, 4/01/22..................................................................         1,693,980          1,726,752
FNMA, 3.091%, 5/01/19.................................................................         1,422,175          1,437,855
FNMA, 3.181%, 6/01/32.................................................................         7,227,169          7,301,951
FNMA, 3.181%, 3/01/33.................................................................         4,621,943          4,667,650
FNMA, 3.21%, 5/01/18..................................................................         7,084,565          7,202,765
FNMA, 3.21%, 9/01/18 - 2/01/19........................................................         2,669,874          2,707,297
FNMA, 3.21%, 8/01/33..................................................................        13,438,496         13,572,062
FNMA, 3.21%, 3/01/35..................................................................         8,318,894          8,402,645
FNMA, 3.223%, 3/01/22.................................................................            53,189             54,745
FNMA, 3.225%, 3/01/18.................................................................           446,320            458,789
FNMA, 3.234%, 1/01/16.................................................................         1,578,478          1,607,024
FNMA, 3.25%, 6/01/20..................................................................         2,232,488          2,272,096
FNMA, 3.267%, 1/01/29.................................................................         6,433,413          6,509,512
FNMA, 3.278%, 1/01/18.................................................................        11,910,546         12,085,179
FNMA, 3.405%, 4/01/19.................................................................         1,557,528          1,575,107
FNMA, 3.454%, 3/01/20.................................................................         4,976,165          5,100,355
FNMA, 3.458%, 6/01/19.................................................................           623,626            638,868
FNMA, 3.466%, 7/01/24.................................................................         1,878,438          1,900,722
FNMA, 3.541%, 8/01/26.................................................................           244,365            247,046
FNMA, 3.579%, 3/01/19.................................................................           275,611            283,101
FNMA, 3.629%, 1/01/19 - 5/01/19.......................................................         1,917,130          1,955,818
FNMA, 3.705%, 10/01/14................................................................           196,423            198,784
FNMA, 3.708%, 12/01/20................................................................           870,954            893,429
FNMA, 3.711%, 1/01/19.................................................................         2,729,230          2,756,061
FNMA, 3.715%, 6/01/27.................................................................         1,679,737          1,746,886
FNMA, 3.719%, 12/01/19................................................................           459,027            473,354
FNMA, 3.724%, 5/01/29.................................................................         1,129,245          1,171,650
FNMA, 3.728%, 6/01/19.................................................................           694,678            701,536
FNMA, 3.733%, 10/01/22................................................................         1,437,658          1,473,738
FNMA, 3.736%, 12/01/20................................................................           389,661            393,551
FNMA, 3.739%, 5/01/36.................................................................         3,518,107          3,571,456


52 | Quarterly Statement of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO PRINCIPAL AMOUNT VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
FNMA, 3.746%, 6/01/19.................................................................   $       723,447       $    742,040
FNMA, 3.775%, 8/01/16.................................................................            46,782             47,555
FNMA, 3.777%, 4/01/34.................................................................        10,635,563         10,795,254
FNMA, 3.797%, 1/01/19.................................................................           953,608            977,899
FNMA, 3.806%, 4/01/27.................................................................         6,221,300          6,366,110
FNMA, 3.826%, 3/01/20 - 11/01/36......................................................         2,590,915          2,660,694
FNMA, 3.841%, 11/01/20................................................................           423,318            435,994
FNMA, 3.848%, 9/01/22.................................................................         1,981,369          2,037,558
FNMA, 3.864%, 3/01/19.................................................................           676,137            694,043
FNMA, 3.875%, 10/01/28................................................................           139,836            141,281
FNMA, 3.879%, 5/01/25.................................................................         1,693,068          1,748,380
FNMA, 3.907%, 10/01/24................................................................        13,900,948         14,409,167
FNMA, 3.927%, 5/01/36.................................................................         5,600,146          5,685,955
FNMA, 3.946%, 10/01/19................................................................           925,647            958,866
FNMA, 3.958%, 11/01/30................................................................         9,708,749         10,072,977
FNMA, 3.964%, 5/01/19.................................................................           603,747            626,470
FNMA, 3.965%, 3/01/21.................................................................           324,727            334,486
FNMA, 3.987%, 1/01/29.................................................................         1,373,317          1,404,437
FNMA, 4.001%, 4/01/19.................................................................         1,292,549          1,335,125
FNMA, 4.003%, 9/01/39.................................................................         2,110,093          2,191,962
FNMA, 4.035%, 4/01/18.................................................................           362,280            375,747
FNMA, 4.041%, 12/01/17................................................................           218,546            222,962
FNMA, 4.042%, 6/01/19.................................................................           955,434            983,632
FNMA, 4.069%, 10/01/32................................................................           539,880            553,604
FNMA, 4.073%, 12/01/32................................................................         2,712,933          2,807,083
FNMA, 4.09%, 8/01/31..................................................................         2,023,114          2,061,529
FNMA, 4.105%, 12/01/27................................................................         2,085,505          2,161,120
FNMA, 4.125%, 1/01/17.................................................................         1,127,497          1,146,247
FNMA, 4.127%, 2/01/25.................................................................           147,564            151,862
FNMA, 4.131%, 11/01/17................................................................         3,667,512          3,737,791
FNMA, 4.173%, 6/01/19.................................................................           559,868            578,554
FNMA, 4.235%, 11/01/27................................................................           737,448            756,202
FNMA, 4.245%, 2/01/30.................................................................           637,908            651,767
FNMA, 4.279%, 8/01/28.................................................................         5,039,790          5,213,867
FNMA, 4.308%, 3/01/30.................................................................           510,912            525,616
FNMA, 4.319%, 1/01/25.................................................................         5,627,064          5,692,414
FNMA, 4.329%, 1/01/29.................................................................         1,828,877          1,892,727
FNMA, 4.354%, 12/01/18................................................................           447,453            459,992
FNMA, 4.466%, 8/01/21.................................................................         3,599,510          3,670,493
FNMA, 4.547%, 2/01/29.................................................................           407,737            418,241
FNMA, 4.551%, 6/01/28.................................................................         4,580,292          4,745,951
FNMA, 4.64%, 9/01/30..................................................................           579,147            592,795
FNMA, 4.658%, 7/01/17 - 3/01/22.......................................................         1,430,481          1,455,600


                                         Quarterly Statement of Investments | 53

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO PRINCIPAL AMOUNT VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
FNMA, 4.681%, 9/01/25................................................................    $     1,475,108       $  1,509,747
FNMA, 4.714%, 2/01/19................................................................   .        366,308            376,913
FNMA, 4.715%, 8/01/29................................................................            263,699            267,745
FNMA, 4.716%, 11/01/17...............................................................          3,339,606          3,405,296
FNMA, 4.767%, 9/01/32................................................................          9,661,601          9,868,727
FNMA, 4.77%, 9/01/30.................................................................            272,534            280,664
FNMA, 4.943%, 11/01/18...............................................................            254,851            257,947
FNMA, 4.97%, 6/01/17.................................................................            178,694            181,565
FNMA, 4.998%, 12/01/17...............................................................   .        285,299            290,521
FNMA, 5.039%, 9/01/32................................................................          4,163,158          4,272,470
FNMA, 5.051%, 8/01/29................................................................            449,026            462,095
FNMA, 5.066%, 9/01/29................................................................            319,671            328,398
FNMA, 5.096%, 1/01/31................................................................          1,363,796          1,419,002
FNMA, 5.163%, 2/01/32................................................................          1,473,996          1,508,207
FNMA, 5.246%, 6/01/32................................................................            900,579            910,488
FNMA, 5.254%, 6/01/29................................................................          2,221,792          2,269,362
FNMA, 5.292%, 3/01/32................................................................          1,758,836          1,802,678
FNMA, 5.317%, 5/01/32................................................................          4,164,825          4,264,674
FNMA, 5.321%, 6/01/32................................................................          4,883,220          5,002,876
FNMA, 5.324%, 1/01/19................................................................          1,328,454          1,316,020
FNMA, 5.335%, 10/01/31...............................................................          1,872,114          1,916,711
FNMA, 5.343%, 5/01/32................................................................          1,821,035          1,864,309
FNMA, 5.351%, 8/01/22................................................................            252,123            259,492
FNMA, 5.352%, 8/01/30................................................................            875,290            897,103
FNMA, 5.371%, 1/01/26................................................................          1,032,461          1,063,844
FNMA, 5.375%, 11/01/31...............................................................            731,937            762,542
FNMA, 5.439%, 9/01/32................................................................          1,663,374          1,677,733
FNMA, 5.474%, 4/01/31................................................................          4,960,407          5,079,275
FNMA, 5.479%, 5/01/32................................................................          2,041,596          2,085,022
FNMA, 5.487%, 5/01/21................................................................          1,314,650          1,352,070
FNMA, 5.501%, 6/01/32................................................................          1,898,107          1,971,313
FNMA, 5.503%, 4/01/32................................................................          3,370,561          3,454,481
FNMA, 5.504%, 8/01/32................................................................   .      1,292,933          1,311,633
FNMA, 5.625%, 2/01/32................................................................          1,120,164          1,152,847
FNMA, 5.645%, 11/01/26...............................................................            261,403            261,439
FNMA, 5.664%, 6/01/31................................................................          1,346,980          1,387,214
FNMA, 5.692%, 8/01/29................................................................            999,864          1,031,864
FNMA, 5.719%, 6/01/32................................................................          1,640,075          1,673,217
FNMA, 5.75%, 3/01/26.................................................................          1,445,742          1,504,722
FNMA, 5.755%, 7/01/31................................................................            165,154            169,261
FNMA, 5.773%, 12/01/24...............................................................          1,004,922          1,034,506
FNMA, 5.79%, 2/01/32.................................................................          2,035,086          2,104,062


54 | Quarterly Statement of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO PRINCIPAL AMOUNT VALUE
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (CONT.)
FNMA, 5.801%, 7/01/32.................................................................   $     1,435,843       $  1,463,341
FNMA, 5.814%, 11/01/31................................................................           925,756            954,286
FNMA, 5.819%, 5/01/21.................................................................           693,145            714,553
FNMA, 5.823%, 2/01/31.................................................................           662,714            680,384
FNMA, 5.854%, 3/01/32.................................................................         1,671,007          1,711,025
FNMA, 5.941%, 3/01/32.................................................................         9,235,448          9,438,016
FNMA, 5.952%, 6/01/31.................................................................         1,614,618          1,661,501
FNMA, 5.962%, 3/01/20.................................................................           312,794            325,635
FNMA, 5.971%, 9/01/31.................................................................         1,450,734          1,493,576
FNMA, 5.994%, 7/01/31.................................................................           995,824          1,024,859
FNMA, 6.033%, 5/01/31.................................................................           352,827            362,489
FNMA, 6.088%, 10/01/17................................................................           439,986            446,329
FNMA, 6.212%, 7/01/31.................................................................           264,559            271,257
FNMA, 6.326%, 11/01/31................................................................         2,192,035          2,216,021
FNMA, 6.361%, 4/01/30.................................................................         1,456,396          1,507,118
FNMA, 6.521%, 7/01/24.................................................................           765,210            749,295
FNMA, 6.852%, 2/01/20.................................................................         1,782,699          1,819,051
FNMA, 7.00%, 1/01/19..................................................................            62,257             63,629
FNMA, 7.235%, 1/01/31.................................................................            24,537             25,401
FNMA, 7.495%, 10/01/30................................................................         1,079,865          1,114,043
FNMA, 7.496%, 3/01/25.................................................................           318,051            318,535
                                                                                                               ------------
                                                                                                                301,980,232
                                                                                                               ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 20.4%
GNMA, 3.375%, 4/20/22 - 6/20/31.......................................................        28,658,109         28,969,693
GNMA, 3.375%, 4/20/32.................................................................        10,946,327         11,037,125
GNMA, 3.375%, 6/20/32.................................................................        13,038,521         13,148,405
GNMA, 3.50%, 7/20/29..................................................................         6,001,643          6,073,744
GNMA, 3.50%, 7/20/30 - 8/20/30........................................................         6,873,291          6,961,296
GNMA, 3.50%, 7/20/32..................................................................        10,382,683         10,555,498
GNMA, 3.75%, 7/20/21 - 9/20/27........................................................         6,919,848          7,013,955
GNMA, 3.75%, 7/20/24..................................................................        13,435,362         13,635,290
GNMA, 4.125%, 10/20/23................................................................         8,834,676          9,003,787
GNMA, 4.125%, 11/20/23 - 10/20/26.....................................................         6,019,082          6,132,269
GNMA, 4.125%, 10/20/27................................................................        10,620,776         10,832,232
GNMA, 4.75%, 7/20/25..................................................................            89,233             90,607
                                                                                                               ------------
                                                                                                                123,453,901
                                                                                                               ------------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $555,134,115).......................                          551,989,876
                                                                                                               ------------

HOME EQUITY ASSET-BACKED SECURITIES (COST $125,238) .0%(a)
Travelers Mortgage Services Inc., 4.108%, 12/25/18....................................           123,122            124,462
                                                                                                               ------------
TOTAL LONG TERM INVESTMENTS (COST $555,259,353).......................................                          552,114,338
                                                                                                               ------------


                                         Quarterly Statement of Investments | 55

ADJUSTABLE RATE SECURITIES PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT ADJUSTABLE RATE MORTGAGE PORTFOLIO PRINCIPAL AMOUNT VALUE
---------------------------------------------------------------------------------------------------------------------------

    SHORT TERM INVESTMENTS (COST $48,045,888) 8.0%

    REPURCHASE AGREEMENT
 (b)Joint Repurchase Agreement, 2.453%, 2/01/05 (Maturity Value $48,049,162)..........   $    48,045,888       $ 48,045,888
      ABN AMRO Bank, N.V., New York Branch (Maturity Value $4,381,603)
      Banc of America Securities LLC (Maturity Value $4,381,603)
      Barclays Capital Inc.  (Maturity Value $4,381,603)
      BNP Paribas Securities Corp.  (Maturity Value $4,381,603)
      Credit Suisse First Boston LLC (Maturity Value $4,381,603)
      Deutsche Bank Securities Inc. (Maturity Value $4,381,603)
      Greenwich Capital Markets Inc. (Maturity Value $4,381,603)
      Lehman Brothers Inc. (Maturity Value $4,233,132)
      Merrill Lynch Government Securities Inc. (Maturity Value $4,381,603)
      Morgan Stanley & Co. Inc. (Maturity Value $4,381,603)
      UBS Securities LLC (Maturity Value $4,381,603)
        Collateralized by U.S. Government Agency Securities, 0.00 - 7.25%,
        2/01/05 - 1/15/10;
         (c)U.S. Treasury Bills, 6/23/05 - 7/21/05; and U.S. Treasury Notes,5.75
            -6.75%, 5/15/05 - 11/15/05
                                                                                                               ------------
    TOTAL INVESTMENTS (COST $603,305,241) 99.4%.......................................                          600,160,226

    OTHER ASSETS, LESS LIABILITIES .6%................................................                            3,406,865
                                                                                                               ------------
    NET ASSETS 100.0%.................................................................                         $603,567,091
                                                                                                               ============


(a)   Rounds to less than .05% of net assets.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2005, all repurchase agreements had been entered into on that date.

(c)   Security is traded on a discount basis with no stated coupon rate.


56 | See Notes to Statement of Investments.
   | Quarterly Statement of Investments

ADJUSTABLE RATE SECURITIES PORTFOLIOS

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one portfolio, the U.S. Government Adjustable Rate Mortgage Portfolio (the Portfolio).

1. INCOME TAXES

At January 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments ...............................      $ 603,305,241
                                                         =============
Unrealized appreciation ...........................      $     766,339
Unrealized depreciation............................         (3,911,354)
                                                         -------------
Net unrealized appreciation (depreciation) ........      $  (3,145,015)
                                                         =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                         Quarterly Statement of Investments | 57

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ADJUSTABLE RATE SECURITIES PORTFOLIOS


By /s/ Jimmy D. Gambill
        Chief Executive Officer - Finance and Administration
Date:    March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jimmy D. Gambill
        Chief Executive Officer - Finance and Administration
Date:    March 22, 2005


By /s/ Galen G. Vetter
        Chief Financial Officer
Date:    March 22, 2005















                                                   Exhibit A

                                CERTIFICATIONS



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Adjustable Rate Securities Portfolios;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration

I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Adjustable Rate Securities Portfolios;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005


/S/GALEN G. VETTER
Chief Financial Officer